Significant Accounting Policies - Schedule of Annual Depreciation Rates of Property, Plant and Equipment (Detail)	Mar. 31, 2013
Machinery and equipment [Member]
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Depreciation of assets at annual rates	10.00%
Furniture, fixtures, office equipment and computer equipment [Member]
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Depreciation of assets at annual rates	20.00%
Minimum [Member] | Buildings [Member]
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Depreciation of assets at annual rates	2.50%
Minimum [Member] | Machinery and equipment [Member]
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Depreciation of assets at annual rates	5.00%
Minimum [Member] | Motor vehicles [Member]
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Depreciation of assets at annual rates	15.00%
Minimum [Member] | Furniture, fixtures, office equipment and computer equipment [Member]
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Depreciation of assets at annual rates	6.00%
Maximum [Member] | Buildings [Member]
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Depreciation of assets at annual rates	10.00%
Maximum [Member] | Machinery and equipment [Member]
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Depreciation of assets at annual rates	20.00%
Maximum [Member] | Motor vehicles [Member]
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Depreciation of assets at annual rates	20.00%
Maximum [Member] | Furniture, fixtures, office equipment and computer equipment [Member]
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Depreciation of assets at annual rates	33.00%